Related party balances and transactions - Short-term promissory note (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2015 item	Jun. 14, 2015	May 13, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits					$ 70,413		$ 74,706		$ 75,487
Number of members | item	3
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Disclosure of transactions between related parties [line items]
Technical assistance annual consideration			$ 3,478,000
Percentage of ebitda before payment of technical assistance fee for first three years			4.00%
Percentage of ebitda before payment of technical assistance fee for next two years			3.00%
Ebitda before payment of technical assistance fee, period one			3 years
Ebitda before payment of technical assistance fee, period two			2 years
Increase in variable consideration than fixed technical assistance fee				$ 3,517,000		$ 3,478,000		$ 3,482,000
Threshold percentage of shares held by related party to trigger conversion of shares		7.65%
Minimum percentage of shares held by related party to not trigger conversion of shares		7.65%
Percentage of shares to be held in waiting period one		51.00%
Waiting period		7 years
The remaining percentage of shares to be held in waiting period two		49.00%
The waiting period to hold percentage of shares two		3 years
Estimated portion of fifty one percent of shares		0.125%
The waiting period to hold percentage of shares three		5 years
Threshold percentage of equity stake above which related party can sell shares		51.00%
Directors and officers
Disclosure of transactions between related parties [line items]
Remuneration					15,283		15,030		14,725
Chairman
Disclosure of transactions between related parties [line items]
Remuneration					$ 5,251		$ 4,970		$ 4,675
CONOISA
Disclosure of transactions between related parties [line items]
Ownership interest held	74.50%
ADPM
Disclosure of transactions between related parties [line items]
Ownership interest held	25.50%
Percentage of shareholding exchanged	25.50%
Partner ownership interest	4.30%
Empresas ICA
Disclosure of transactions between related parties [line items]
Percentage of shareholding exchanged	100.00%
Partner ownership interest	12.60%
Ownership interest indirectly held	1.90%